SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of Presentation

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Basis of Presentation

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. The Company maintains its cash deposits with major financial institutions over the FDIC limit. There were no cash equivalents as of September 30, 2024 or December 31, 2023. The Company’s exposure as of September 30, 2024 and December 31, 2023 were $0 and $43,949, respectively.

Cash and cash equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. The Company maintains its cash deposits with major financial institutions over the FDIC limit. There were no cash equivalents as of December 31, 2022. The Company’s exposure as of December 31, 2023 was $43,949.

Emerging growth company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non- emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non- emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Use of estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Company bases its estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Company bases its estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates.

Net income per share

Net loss per unit

The Company computes basic net loss per unit by dividing net loss attributable to members by the weighted average number of units outstanding. Diluted loss per unit is computed by giving effect to all potentially dilutive issuances of units using the treasury Unit method for warrants and the if-converted method for convertible notes. When the Company incurs a net loss, the effect of the Company’s outstanding warrants and convertible notes are not included in the calculation of diluted loss per unit as the effect would be anti-dilutive. Accordingly, basic and diluted net loss per unit is identical.

Net loss per unit

The Company computes basic net loss per unit by dividing net loss attributable to members by the weighted average number of units outstanding. Diluted loss per unit is computed by giving effect to all potentially dilutive issuances of units using the treasury stock method for warrants and the if-converted method for convertible notes. When the Company incurs a net loss, the effect of the Company’s outstanding warrants and convertible notes are not included in the calculation of diluted loss per unit as the effect would be anti-dilutive. Accordingly, basic and diluted net loss per unit is identical.

Fair value of financial instruments

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.
Level 2

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Assets and liabilities measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company reviews the fair value hierarchy classification on an as needed basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the appropriate period in which the actual event or change in circumstances that caused the transfer to occur.

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.
Level 2

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Assets and liabilities measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company reviews the fair value hierarchy classification on an as needed basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the appropriate period in which the actual event or change in circumstances that caused the transfer to occur.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, prepaid expenses and other current assets, R&D tax credit receivable, accounts and other payables, accrued expenses, related parties payable, short-term bank borrowings, and current finance lease liabilities, approximate their recorded values due to their short-term maturities.

Recent accounting pronouncements

Recently adopted accounting pronouncements

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which introduced an expected credit loss model for the impairment of financial assets measured at amortized cost. The model replaces the probable, incurred loss model for those assets and broadens the information an entity must consider in developing its expected credit loss estimate for assets measured at amortized cost. On January 1, 2023, we adopted ASU No. 2016-13 using the modified retrospective method with no material impact to our financial condition, results of operations or cash flows. To estimate expected credit losses on trade accounts receivable, we use a combination of historical loss data, current conditions, and reasonable and supportable forecasts. Loss rates are calculated based on historical experience and adjusted for any changes in current and future economic conditions.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The updated standard is effective for our annual periods beginning in fiscal 2025 and interim periods beginning in the first quarter of fiscal 2026.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes, which prescribes standardized categories and disaggregation of information in the reconciliation of provision for income taxes, requires disclosure of disaggregated income taxes paid, and modifies other income tax-related disclosure requirements. The updated standard is effective for us beginning with our fiscal year 2026 annual reporting period.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of income statement expenses, which requires disclosures of certain additional expense information on an annual and interim basis, including, among other items, the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization included within each income statement expense caption, as applicable. We expect to adopt this standard in our fiscal year 2028 annual report.

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which introduced an expected credit loss model for the impairment of financial assets measured at amortized cost. The model replaces the probable, incurred loss model for those assets and broadens the information an entity must consider in developing its expected credit loss estimate for assets measured at amortized cost. On January 1, 2023, we adopted ASU No. 2016-13 with no material impact to our financial condition, results of operations or cash flows.

Mars Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation		Basis of presentation The accompanying financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).
Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments held outside the Trust Account with an initial maturity of three months or less when purchased to be cash equivalents. As of September 30, 2024 and September 30, 2023, there were $104,806 and $178,793 of cash and cash equivalents, respectively.

Investments in Trust Account

Investments in Trust Account

The funds held in the Trust Account can be invested in United States government treasury bills, notes or bonds having a maturity of 185 days or less or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, until the earlier of the consummation of its first business combination and the Company’s failure to consummate a business combination within 21 months (or 27 months as applicable) from the consummation of the IPO.

The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in investment income on trust account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information (see Note 8).

As of September 30, 2024 and September 30, 2023, the Company had $23,142,783 and $72,587,820 held in the Trust Account, respectively.

Emerging growth company

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Ordinary shares subject to possible redemption

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. The Company’s Public Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of September 30, 2024 and September 30, 2023, ordinary shares subject to possible redemption are presented at the redemption value of $11.12 and $10.52 per share as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital or retained earnings (accumulated deficit) if additional paid in capital equals to zero.

In connection with the Shareholder Meeting to approve the Extension Amendment Proposal on January 30, 2024, the Company and its Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) on substantially the same terms with several unaffiliated third parties who are also the Company’s existing shareholders (the “Investors”), pursuant to which such Investors agreed not to redeem an aggregate of 1,813,380 Ordinary Shares of the Company in connection with the Extension Amendment Proposal. In exchange for the foregoing commitments not to redeem such Ordinary Shares of the Company, the Company and the Sponsor will agree to cause ScanTech AI Systems Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Pubco”), to issue to Investors an aggregate of 362,676 common stock of Pubco following the consummation of the initial business combination.

Offering costs associated with the Initial Public Offering

Offering costs associated with the Initial Public Offering

The Company complies with the requirements of the Financial Accounting Standard Board (the “FASB”) ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offerings.” Offering costs, consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering, were charged to shareholders’ equity upon the completion of the Initial Public Offering.

The Company allocates offering costs between Public Shares, public warrants and public rights based on the estimated fair values of them at the date of issuance.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of costs incurred in connection with preparation for the Initial Public Offering. These costs, together with the underwriting discounts and commissions, were be charged to additional paid in capital upon completion of the Initial Public Offering. As of September 30, 2024 and September 30, 2023, the Company had no deferred offering costs. Upon consummation of the IPO on February 16, 2023, total offering costs related to the IPO were $4,398,891, and were allocated between the Public Shares and public rights based on their relative fair values at the date of issuance. Accordingly, $2,724,927 was allocated to the Public Shares and charged to temporary equity (see Note 3).

Income taxes

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities.

The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statement. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net income per share

Net income per share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. The Company applies the two-class method in calculating income (loss) per ordinary share. At September 30, 2024 and September 30, 2023, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of ordinary shares and then shares in the earnings of the Company. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the periods presented.

The following tables reflect the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

Ordinary shares subject to possible redemption:

	For the year ended September 30,
	2024	2023
Numerator:
Allocation of net income	$731,476	$1,137,785
Denominator
Basic and diluted weighted average shares outstanding	3,674,456	4,272,329

Basic and diluted net income (loss) per share	$0.20	$0.27

Ordinary shares not subject to possible redemption:

	For the year ended September 30,
	2024	2023
Numerator:
Allocation of net income	$266,360	$548,453
Denominator
Basic and diluted weighted average shares outstanding	2,392,000	2,059,414

Basic and diluted net income per share	$0.11	$0.27

Fair value of financial instruments

Fair value of financial instruments

See Note 8 for discussion of short-term marketable securities. The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Forward Purchase Agreement Liabilities

Forward Purchase Agreement Liabilities

The Company accounts for forward purchase agreements as liability-classified instruments based on an assessment of the forward purchase agreement’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) The assessment considers whether the forward purchase agreement is a freestanding financial instrument pursuant to ASC 480 and meets the definition of a liability pursuant to ASC 480, including whether the forward purchase agreement is indexed to the Company’s own common shares and whether the forward purchase agreement holder could potentially require “net cash settlement” in a circumstance outside of the Company’s control. This assessment, which requires the use of professional judgment, is conducted at the time of forward purchase agreement issuance and as of each subsequent quarterly period end date while the warrants forward purchase agreement are outstanding.

Convertible Promissory Notes - Sponsor Working Capital Loan

Convertible Promissory Notes - Sponsor Working Capital Loan

The Company accounts for the convertible promissory notes under ASC 815, Derivatives and Hedging (“ASC 815”). Under ASC 815-15-25, the election can be made at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825. The Company has made such election for the convertible promissory note. Using the fair value option, the convertible promissory note is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the note are recognized as other income (expense) in the statements of operations.

Recent accounting pronouncements

Recent accounting pronouncements

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have an effect on the Company’s financial statements.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.